Summary of Significant Accounting Policies (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Basis of Presentation		Basis of Presentation The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of CarLotz, Inc. (now known as CarLotz Group, Inc.) and its wholly owned subsidiaries. All intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities.

Following the closing of the Merger, Former CarLotz equity holders at the effective time of the Merger will have the contingent right to receive, in the aggregate, up to 7,500,000 shares of common stock if, from the closing of the Merger until the fifth anniversary thereof, the reported closing trading price of the common stock exceeds certain thresholds. Estimating the change in fair value of the earnout liability for the earnout shares that could be earned Former CarLotz equity holders at the effective time of the Merger requires determining both the fair value valuation model to use and inputs to the valuation model. The fair value of the earnout shares was estimated by utilizing a Monte-Carlo simulation model, which is a commonly used valuation model for this type of transaction. Inputs that have a significant effect on the earnout shares valuation include the expected volatility, starting stock price, expected term, risk-free interest rate and the earnout hurdles. See Note 6 — Fair Value of Financial Instruments.

Warrants that were issued by Acamar Partners (Merger warrants) and continue to exist following the closing of the Merger are accounted for as freestanding financial instruments. These warrants are classified as liabilities on the Company’s condensed consolidated balance sheets and are recorded at their estimated fair value. The estimated fair value of the warrants is determined by using the market value in an active trading market.

Beginning in the first quarter of 2020, the World Health Organization declared the outbreak and spread of the COVID-19 virus a pandemic. The outbreak is disrupting supply chains and impacting production and sales across a wide range of industries. The full economic impact of this pandemic has not been determined, including the impact on the Company’s suppliers, customers and credit markets. Due to the evolving and uncertain nature of COVID-19, it is reasonably possible that it could materially impact the Company’s estimates, particularly those noted above that require consideration of forecasted financial information, in the near to medium term. The ultimate impact will depend on numerous evolving factors that the Company may not be able to accurately predict, including the duration and extent of the pandemic, the impact of federal, state, local and foreign governmental actions, consumer behavior in response to the pandemic and other economic and operational conditions the Company may face.

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities.

Estimating the change in fair value of the liability for stock warrants requires determining both the fair value valuation model to use and inputs to the valuation model. The stock warrants liability is valued using the Black Scholes pricing model, which is a commonly used valuation model for this type of financial instrument. Inputs that have a significant effect on the stock warrants liability valuation include the expected life of the stock warrants, the fair value per share of the Company’s common stock, volatility of the Company’s common stock fair value and related dividend yield. See Note 6  — Fair Value of Financial Instruments and Note 12 — Long-term Debt for additional detail.

The fair value of the obligation to purchase future tranches of Series A Redeemable Convertible Preferred Stock (“Series A Preferred Stock”) was estimated by utilizing the Black Scholes pricing model and included the impact of the lack of marketability of the instruments. The key inputs for the fair value measurement include the fair value per share of the Company’s Series A Preferred Stock, expected volatility, the remaining years to liquidity and the risk-free interest rate. The most significant input impacting the fair value of the Series A Preferred Stock tranche obligation is the fair value of the Series A Preferred Stock as of each remeasurement date. The determination of the fair value per share of the redeemable convertible preferred stock is estimated by taking into consideration the most recent sales of redeemable convertible preferred stock, results obtained from third-party valuations and additional factors that are deemed relevant. As a private company, there was a lack of Company-specific historical and implied volatility information of the Company’s Series A Preferred Stock. Therefore, estimates of expected stock volatility are based on the historical volatility of publicly traded peer companies for a term equal to the remaining contractual term of the obligations. The risk-free interest rate was determined by reference to the U.S. Treasury yield curve for time periods approximately equal to the remaining years to liquidity. See Note 6 — Fair Value of Financial Instruments and Note 19 — Redeemable Convertible Preferred Stock for additional detail.

Beginning in the first quarter of 2020, the World Health Organization declared the outbreak and spread of the COVID-19 virus a pandemic. The outbreak is disrupting supply chains and impacting production and sales across a wide range of industries. The full economic impact of this pandemic has not been determined, including the impact on the Company's suppliers, customers, and credit markets. Due to the evolving and uncertain nature of COVID-19, it is reasonably possible that it could materially impact the Company's estimates, particularly those noted above that require consideration of forecasted financial information, in the near to medium term. The ultimate impact will depend on numerous evolving factors that the Company may not be able to accurately predict, including the duration and extent of the pandemic, the impact of federal, state, local, and foreign governmental actions, consumer behavior in response to the pandemic and other economic and operational conditions the Company may face.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include highly liquid investments that are due on demand or have a remaining maturity of three months or less at the date of purchase. The Company places its cash with financial institutions and has balances that generally exceed federally insured amounts.

Restricted Cash

Restricted Cash

As of March 31, 2021 and December 31, 2020, restricted cash included approximately $227 and $605, respectively. The restricted cash is legally and contractually restricted as collateral for two letters of credit issued on behalf of CarLotz Group, Inc. and of the reinsurance companies for the payment of claims.

Restricted Cash

As of December 31, 2020 and 2019, restricted cash was approximately $605 and $888, respectively. The restricted cash is legally and contractually restricted as collateral for two letters of credit issued on behalf of the Company and of the reinsurance subsidiaries for the payment of claims.

Marketable Securities

Marketable Securities

The Company and its reinsurance subsidiaries invest excess cash in marketable securities in the ordinary course of conducting their operations and maintain a portfolio of marketable securities primarily comprised of fixed income debt securities. The Company has investments in marketable securities that are classified as available-for-sale securities and are reported at fair value. Unrealized gains and losses related to changes in the fair value of equity securities are recognized in other income (expense) in the Company’s condensed consolidated statements of operations. Unrealized gains and losses related to changes in the fair value of debt securities are recognized in Accumulated Other Comprehensive Income in the Company’s condensed consolidated balance sheets. Changes in the fair value of available-for-sale debt securities impact the Company’s net income only when such securities are sold or when other-than-temporary impairment is recognized. Realized gains and losses on the sale of securities are determined by specific identification of each security’s cost basis and are recognized on the trade date.

Management determines the appropriate classification of its investments at the time of purchase and re-evaluates the designations at each balance sheet date. The Company may sell certain of the Company’s marketable securities prior to their stated maturities for strategic reasons including, but not limited to, anticipation of credit deterioration and duration management. The Company reviews its debt securities on a regular basis to evaluate whether or not any security has experienced an other-than-temporary decline in fair value. The Company considers factors such as the length of time and extent to which the market value has been less than the cost, the financial condition and near-term prospects of the issue and the Company’s intent to sell, or whether it is more likely than not the Company will be required to sell the investment before recovery of the investment’s amortized cost basis. If the Company believes that an other-than-temporary decline exists in one of these securities, the Company will write down these investments to fair value through earnings.

Marketable Securities

The Company's reinsurance subsidiaries invest excess cash in marketable securities in the ordinary course of conducting their operations and maintain a portfolio of marketable securities primarily comprised of equity and fixed income debt securities. The Company's investments in marketable securities are classified as available-for-sale securities and are reported at fair value. Unrealized gains and losses related to changes in the fair value of equity securities are recognized in other income (expense) in the Company's consolidated statements of operations. Unrealized gains and losses related to changes in the fair value of available-for-sale debt securities are recognized in Accumulated Other Comprehensive Income in the Company's consolidated balance sheets. Changes in the fair value of available-for-sale debt securities impact the Company's net income only when such debt securities are sold or when other-than-temporary impairment is recognized. Realized gains and losses on the sale of securities are determined by specific identification of each security's cost basis and are recognized on the trade date.

Management determines the appropriate classification of its investments at the time of purchase and re-evaluates the designations at each balance sheet date. The Company may sell certain of the Company's marketable debt securities prior to their stated maturities for strategic reasons including, but not limited to, anticipation of credit deterioration and duration management. The Company reviews its fixed maturity debt securities on a regular basis to evaluate whether or not any security has experienced an other-than-temporary decline in fair value. The Company considers factors such as the length of time and extent to which the market value has been less than the cost, the financial condition and near-term prospects of the issuer and the Company's intent to sell, or whether it is more likely than not the Company will be required to sell the debt security before recovery of the investment's amortized cost basis. If the Company believes that an other-than-temporary decline exists in one of these debt securities, the Company will write down these debt securities to fair value through earnings.

Capitalized website and internal-use software costs

Capitalized website and internal-use software costs

The Company capitalizes costs associated with customized internal-use software systems that have reached the application development stage. Such capitalized costs include external direct costs utilized in developing or obtaining the applications and payroll and payroll-related expenses for employees who are directly associated with the applications. Capitalization of such costs begins when the preliminary project stage is complete and ceases at the point in which the project is substantially complete and ready for its intended purpose. Amortization is computed using the straight-line method over 3 years.

Advertising Costs

Advertising Costs

The Company expenses advertising costs as they are incurred. Advertising costs are included in selling, general and administrative expenses on the accompanying condensed consolidated statements of operations. Advertising expenses were approximately $2,526 and $541 for the three months ended March 31, 2021 and 2020, respectively.

Accounts Receivable, Net

Accounts Receivable, Net

Accounts receivable consist primarily of contracts in transit that represent amounts due from financial institutions on retail installment contracts from retail vehicle sales, and also includes receivables related to wholesale vehicle sales.

Concentration of Credit Risk	Concentration of Credit Risk Concentrations of credit risk with respect to accounts receivables are limited due to the large diversity and number of customers comprising the Company’s customer base.	Concentration of Credit Risk Concentrations of credit risk with respect to accounts receivables are limited due to the large diversity and number of customers comprising the Company’s customer base.
Inventories

Inventories

All inventories, which are comprised of vehicles and parts held for sale, are reported at the lower of cost or net realizable value. Cost of vehicle inventory is determined on a specific identification basis. Vehicles held on consignment are not recorded in the Company’s inventory balance, as title to those vehicles, and, therefore control of the vehicle, remain with the consignors until a customer purchases the vehicle and the vehicle is delivered.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Expenditures for maintenance, repairs and minor renewals are charged to expense as incurred. Major renewals and betterments are capitalized. Property held under capital leases are stated at the present value of minimum lease payments less accumulated amortization. Property held under capital leases are amortized using the straight-line method over the shorter of the lease term or estimated useful life of the asset. Depreciation on owned property and equipment is calculated using the straight-line method over the estimated useful lives of the assets as follows:

Leasehold Improvements	Lesser of 15 years or underlying lease terms

Equipment, Furniture and Fixtures	1 — 5 years
Corporate Vehicles	5 years

Lease Vehicles, net

Lease Vehicles, net

The Company leases vehicles to customers with lease terms that are typically 1 – 4 years. The leases are accounted for as operating leases. Lease income is recorded on a straight line basis over the period the vehicle is rented. Depreciation on the lease vehicles is calculated using the straight-line method over the estimated useful life.

Reinsurance - Deferred Acquisition Costs

Reinsurance — Deferred Acquisition Costs

The Company defers certain costs of acquiring new contracts. These costs are limited to incremental direct costs that result from the successful acquisition of new contracts and would not have been incurred, had the acquisition of the contract not occurred. Deferred acquisition costs (“DAC”) consist primarily of amounts paid for ceding fees and premium taxes and are amortized over the term of the contracts in relation to premiums earned. Acquisition costs that do not result in the successful acquisition of new contracts, or that would have been incurred even if a new contract was not acquired, are expensed as incurred. DAC are included in other assets on the consolidated balance sheets.

Floor Plan Notes Payable

Floor Plan Notes Payable

The Company classifies notes payable for inventory purchased as “Floor plan notes payable” on the accompanying consolidated balance sheets. The Company presents borrowings and repayments on Floor plan notes payable within Cash flows from financing activities on the consolidated statements of cash flows because the Company uses a third-party lender for its floor plan financing arrangement.

Classification and Accretion of Redeemable Convertible Preferred Stock

Classification and Accretion of Redeemable Convertible Preferred Stock

The Company has previously classified its Series A Preferred Stock outside of stockholders’ equity (deficit) because the shares contained certain redemption features that were not solely within the control of the Company. Costs incurred in connection with the issuance of Series A Preferred Stock, as well as the recognition of the redeemable convertible preferred stock tranche obligation, are recorded as a reduction of gross proceeds from issuance. The Series A Preferred Stock was not redeemable as of the periods of these financial statements because while the holders of the Series A Preferred Stock had the power to direct the Company’s actions through its control of the Company’s board of directors, the deemed liquidation provision is considered a substantive condition that was contingent on the identification of a market participant willing to purchase the Company’s assets for consideration in an amount sufficient to distribute the redemption amount to the holders of the Series A Preferred Stock. Since the Series A Preferred Stock was not currently redeemable and it was not currently probable that it would become redeemable because a change of control feature is not considered probable until the change of control actually occurs, the net carrying value of Series A Preferred Stock was not accreted to its redemption value. See Note 19 — Redeemable Convertible Preferred Stock for additional details. See Note 3 — Reverse Recapitalization for the impact of the reverse recapitalization on the redeemable convertible preferred stock.

Reinsurance - Contract Reserves

Reinsurance — Contract Reserves

The Company sells certain finance and insurance contracts that are underwritten by third parties. The Company, through its reinsurance subsidiaries, reinsures those contracts, thereby assuming the risk of loss on the underlying insurance contracts. The Company establishes insurance reserves in accordance with ASC 944, Financial Services — Insurance. These amounts are recorded as Other liabilities on the consolidated balance sheets.

Contract Reserves

Contract Reserves

Subsequent to the sale of a vehicle to a customer, the Company sells the related retail installment contracts to financial institutions on a non-recourse basis. The Company receives commissions from the financial institutions for these sales. The Company also receives commissions from other third-party providers for the arrangement of the sale of other products such as guaranteed vehicle protection insurance. The Company is subject to future chargebacks in the event of an early contract termination or payoff by customers. A reserve for future amounts estimated to be charged back is recorded as a reduction of Finance and insurance, net in the consolidated statements of operations, at the time of sale. The chargeback reserve is estimated based on the Company’s historical chargeback results and is recorded in Other liabilities on the consolidated balance sheets.

Legal Contingencies

Legal Contingencies

The Company is involved in various claims and legal proceedings that arise in the normal course of business. The Company records an accrual for legal contingencies when it determines that it is probable that it has incurred a liability and it can reasonably estimate the amount of the loss. See Note 18  — Commitments and Contingencies for additional details.

Fair Value Measurements

Fair Value Measurements

Fair value as defined under U.S. GAAP is an exit price, representing the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value. These tiers include:

Level 1:        Observable inputs such as quoted prices in active markets.

Level 2:        Inputs other than quoted prices in active markets that are either directly or indirectly observable.

Level 3:        Unobservable inputs about which little or no market data exists, therefore requiring an entity to develop its own assumptions.

Assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement requires judgment and affects how the measurement is classified within the fair value hierarchy levels.

See Note 6 — Fair Value of Financial Instruments for additional information.

Revenues

Revenues

The Company recognizes revenue upon transfer of control of goods or services to customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. Control passes to the retail and wholesale vehicle sales customer when the title is delivered to the customer, who then assumes control of the vehicle.

Cost of Sales

Cost of Sales

Cost of sales includes the cost to acquire used vehicles and the related reconditioning costs to prepare the vehicles for resale. Vehicle reconditioning costs include parts, labor, inbound transportation costs, and other costs such as mechanical inspection, vehicle preparation supplies and repair costs. Cost of sales also includes any necessary adjustments to reflect vehicle inventory at the lower of cost or net realizable value.

Sales Tax

Sales Tax

The Company collects and remits sales tax on vehicle sales and sales of parts. Sales tax collected is not included in revenues and remittances are not included in cost of sales. Sales tax collected is recorded as a liability, with the liability relieved upon remittance of payments to tax authorities.

Selling, General, and Administrative Expenses

Selling, General, and Administrative Expenses

Selling, general and administrative expenses primarily include compensation and benefits, advertising, facilities cost, technology expenses, logistics, and other administrative expenses. Advertising costs are expensed as incurred and were $3,199,  $3,803, and $1,871 for the years ended December 31, 2020, 2019, and 2018, respectively.

Equity-Based Compensation

Equity-Based Compensation

The Company classifies equity-based awards granted in exchange for services as either equity awards or liability awards. The classification of an award as either an equity award or a liability award is generally based upon cash settlement options. Both equity and liability awards are measured based on the fair value of the award at the grant date, however, liability awards are then re-measured to fair value each reporting period. The Company recognizes equity-based compensation on a straight-line basis over the award’s requisite service period, which is generally the vesting period of the award, less actual forfeitures. For equity and liability awards earned based on performance or upon occurrence of a contingent event, when and if the awards will be earned is estimated. If an award is not considered probable of being earned, no amount of equity-based compensation is recognized. If the award is deemed probable of being earned, related equity-based compensation is recorded over the estimated service period. To the extent the estimate of awards considered probable of being earned changes, the amount of equity-based compensation recognized will also change. See Note 20 — Stock-Based Compensation Plan for additional information on equity-based compensation.

Redeemable Convertible Preferred Stock Tranche Obligation

Redeemable Convertible Preferred Stock Tranche Obligation

The Company classified the Series A Preferred Stock tranche obligations for the future purchase, and option to purchase, three additional tranches of Series A Preferred Stock (See Note 6 — Fair Value of Financial Instruments and Note 19 — Redeemable Convertible Preferred Stock for additional detail) as a liability on its consolidated balance sheets as the Series A Preferred Stock tranche obligations were freestanding financial instruments that required the Company to transfer equity instruments upon future closings of the Series A Preferred Stock. The Series A Preferred Stock tranche obligations were initially recorded at fair value upon the date of issuance and were subsequently remeasured to fair value at each reporting date. Changes in the fair value of the Series A Preferred Stock tranche obligation were recognized as a component of Other Income (Expense), net in the consolidated statements of operations. Changes in the fair value of the second Series A Preferred Stock tranche obligations were recognized until the tranche obligations were fulfilled in the first and second quarter of 2019.

Income Tax

Income Tax

Income taxes are provided for the tax effects of transactions reported in the consolidated financial statements and consist of taxes currently due plus deferred taxes. Deferred taxes are recognized for differences between the basis of assets and liabilities for financial statement and income tax purposes. The differences relate primarily to depreciable assets (use of different depreciation methods and lives for financial statement and income tax purposes), contract expenses, and certain accrued expenses. Deferred tax assets and liabilities represent future tax consequences of those differences, which will either be taxable or deductible when the assets and liabilities are recovered or settled.

Deferred income taxes are recorded using enacted tax rates based upon differences between financial statement and tax bases of assets and liabilities. A valuation allowance has been established for all deferred tax assets because the Company has incurred cumulative losses in recent years and the Company has not determined that the net deferred tax assets are more likely than not to be realized. In future periods, if the Company determines it is more likely than not that the deferred tax assets will be realized, the valuation allowance may be reduced, and an income tax benefit recorded.

Net Loss Per Share Attributable to Common Stockholders

Net Loss Per Share Attributable to Common Stockholders

Prior to the impact of the retroactive application of the recapitalization, the Company’s redeemable convertible preference shares were participating securities as the holders of the Company’s redeemable convertible preference shares are entitled to participate in dividends with ordinary shares. Net losses were not allocated to the Company’s redeemable convertible preference shares as the holders of the Company’s redeemable convertible preference shares do not have a contractual obligation to share in any losses. Subsequent to the retroactive application of the recapitalization, basic and diluted net loss per share attributable to ordinary shareholders is calculated by dividing net loss attributable to Company’s ordinary shareholders by the weighted-average number of recapitalized ordinary shares outstanding for the period.

Diluted earnings per share attributable to common stockholders adjusts basic earnings per share for all potentially dilutive common stock equivalents outstanding during the period. Potentially dilutive securities consisted of stock options, warrants, and convertible notes payable. Since the Company has reported net losses for all periods presented, the Company has excluded all potentially dilutive securities from the calculation of the diluted net loss per share attributable to common stockholders as their effect is antidilutive and accordingly, basic and diluted net loss per share attributable to common stockholders is the same for all periods presented. (See Note 22 — Net Loss Per Share Attributable to Common Stockholders for additional detail)

Segments

Segments

The Company’s chief operating decision maker (“CODM”) is its chief executive officer. The Company derives its revenue primarily from sales of automobiles via retail and wholesale channels. The CODM reviews financial information presented on a consolidated basis for the purposes of allocating resources and evaluating financial performance. Accordingly, the Company determined that it has one reportable segment.

Recently Issued Accounting Pronouncements

Recently Issued Accounting Pronouncements

In January 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2016-01, Financial Instruments-Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. Subsequently, the FASB issued ASU 2018-03, Technical Corrections and Improvements to Financial Instruments-Overall. ASU 2016-01 requires equity investments except those under the equity method of accounting to be measured at fair value with the changes in fair value recognized in net income. ASU 2016-01 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2018, and interim periods within annual periods beginning after December 15, 2019. The Company adopted ASU 2016-01 on January 1, 2019 for annual periods and on January 1, 2020 for interim periods within annual periods. The adoption of ASU 2016-01 did not have a material impact on the Company’s condensed consolidated financial statements because the Company did not make its first investment in securities impacted by the standard until the first quarter of the year ending December 31, 2021.

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The standard will affect all entities that lease assets and will require lessees to recognize a lease liability and a right-of-use asset for all leases (except for short-term leases that have a duration of less than one year) as of the date on which the lessor makes the underlying asset available to the lessee. For lessors, accounting for leases is substantially the same as in prior periods. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases, to clarify how to apply certain aspects of the new leases standard. ASU 2016-02, as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, and early adoption is permitted. For leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, lessees and lessors must apply a modified retrospective transition approach. While the Company expects the adoption of this standard to result in an increase to the reported assets and liabilities, it has not yet determined the full impact the adoption of this standard will have on its financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. ASU 2016-13, as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years beginning after December 15, 2022 and for interim periods within those fiscal years. The Company is currently evaluating the impact of this standard to its financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The Company adopted ASU 2018-13 on January 1, 2020 and the adoption of this standard did not have a material impact on the condensed consolidated financial statements or related disclosures.

In August 2018, the FASB issued ASU 2018-15, Intangibles-Goodwill and Other- Internal-Use Software (Subtopic 350-40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The Company adopted ASU 2018-15 on January 1, 2020 for annual periods, and the adoption of this standard did not have a material impact on the condensed consolidated financial statements or related disclosures.

In October 2018, the FASB issued ASU 2018-17, Consolidation (Topic 810), Targeted Improvements to Related Party Guidance for Variable Interest Entities, which addresses the cost and complexity of financial reporting associated with consolidation of variable interest entities (“VIE”). The new guidance must be applied on a retrospective basis as a cumulative-effect adjustment as of the date of adoption. The Company adopted ASU 2018-17 on January 1, 2020, and the adoption of this standard did not have a material impact on the consolidated financial statements or related disclosures because the Company does not currently have any indirect interests through related parties under common control for which it receives decision making fees.

In December 2020, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019-12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU 2019-12 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, with early adoption permitted, including adoption in an interim period. The Company is currently evaluating the impact of this standard on its financial statements.

Adoption of New Accounting Pronouncements

In August 2018, the FASB issued ASU 2018‑13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement, which eliminates certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. ASU 2018‑13 is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years, and early adoption is permitted. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. The Company adopted ASU 2018-13 on January 1, 2020 and the adoption of this standard did not have a material impact on the consolidated financial statements or related disclosures.

In August 2018, the FASB issued ASU 2018‑15, Intangibles — Goodwill and Other — Internal — Use Software (Subtopic 350‑40): Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement that is a Service Contract. This standard aligns the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. ASU 2018‑15 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020, with early adoption permitted. The Company adopted ASU 2018-15 on January 1, 2020 for annual periods and the adoption of this standard did not have a material impact on the consolidated financial statements or related disclosures.

In October 2018, the FASB issued ASU 2018‑17, Consolidation (Topic 810), Targeted Improvements to Related Party Guidance for Variable Interest Entities, which addresses the cost and complexity of financial reporting associated with consolidation of variable interest entities (“VIE”). ASU 2018‑17 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2019, and interim periods within annual periods beginning after December 15, 2020, with early adoption permitted. The new guidance must be applied on a retrospective basis as a cumulative-effect adjustment as of the date of adoption. The Company adopted ASU-2018-17 on January 1, 2020 and  the adoption of this standard did not have a material impact on the consolidated financial statements or related disclosures because the Company does not currently have any indirect interests through related parties under common control for which it receives decision making fees.

Recently Issued Accounting Pronouncements Not Yet Adopted

In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842). The standard will affect all entities that lease assets and will require lessees to recognize a lease liability and a right-of-use asset for all leases (except for short-term leases that have a duration of less than one year) as of the date on which the lessor makes the underlying asset available to the lessee. For lessors, accounting for leases is substantially the same as in prior periods. In July 2018, the FASB issued ASU 2018-10, Codification Improvements to Topic 842, Leases, to clarify how to apply certain aspects of the new leases standard. ASU 2016-02, as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, and early adoption is permitted. For leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, lessees and lessors must apply a modified retrospective transition approach. While the Company expects the adoption of this standard to result in an increase to the reported assets and liabilities, it has not yet determined the full impact the adoption of this standard will have on its financial statements and related disclosures.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments, which changes the impairment model for most financial assets. The new model uses a forward-looking expected loss method, which will generally result in earlier recognition of allowances for losses. ASU 2016-13, as subsequently amended for various technical issues, is effective for emerging growth companies following private company adoption dates for fiscal years beginning after December 15, 2022 and for interim periods within those fiscal years. The Company is currently evaluating the impact of this standard to the consolidated financial statements.

In December 2019, the FASB issued ASU 2019‑12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. ASU 2019‑12 removes certain exceptions to the general principles in Topic 740 and also clarifies and amends existing guidance to improve consistent application. ASU 2019‑12 is effective for emerging growth companies following private company adoption dates in fiscal years beginning after December 15, 2021, and interim periods within annual periods beginning after December 15, 2022, with early adoption permitted, including adoption in an interim period. The Company is currently evaluating the impact of this standard to the consolidated financial statements.